Equity (Details 2) R$ in Millions	12 Months Ended
Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Loss for the year of the Company's shareholders	R$ (4,579)
Realization of deemed cost of parent company, net of taxes15	15
Amounts posted directly to the Retained Earnings account	(4,564)
Accumulated losses	(2,738)
Profit Reserves [Member]
IfrsStatementLineItems [Line Items]
Accumulated losses	R$ 1,826